Income Taxes (Details Textuals) - USD ($) $ in Millions	3 Months Ended				6 Months Ended	12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Jun. 30, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Taxes (Textuals) [Abstract]
Alternative minimum tax credits	$ 290.3						$ 290.3
Foreign tax credits	147.9						147.9
General business credits	89.9						89.9
State net operating loss carryforwards	41.0						41.0
Foreign loss carryforwards included in Company's tax credits and loss carryforwards	1,103.3						1,103.3
Valuation allowance reserve for U.S. capital losses, state NOLs, foreign NOLs and certain foreign deferred tax assets	(1,169.0)						(1,169.0)	$ (656.4)
Minerals resource rent tax, net of federal tax							16.1	(87.4)	$ 77.2
MRRT market value allowance deferred tax asset	993.2						993.2
Valuation allowance, minerals resource rent tax	0.0						0.0	(977.7)
Change in unrecognized tax benefit							99.4
Net unrecognized tax benefits	40.9						40.9	140.5
Accrued interest related to unrecognized tax benefits included in income tax provision							(8.0)	(36.0)	$ 21.2
Accrued interest related to uncertain tax positions	3.4						3.4	$ 11.4
Valuation allowance minerals resource rent tax	977.7						977.7
Undistributed Earnings of Foreign Subsidiaries	0.0						0.0
Australia Deferred Tax Assets [Member]
Income Taxes (Textuals) [Abstract]
Valuation Allowance, Deferred Tax Asset, Change in Amount	90.4	$ 80.6	$ 75.7	$ 42.6			289.3
US Deferred Tax Assets [Member]
Income Taxes (Textuals) [Abstract]
Capital loss	51.1						51.1
Valuation Allowance, Deferred Tax Asset, Change in Amount	$ 280.1						351.2
Income Tax Expense (Benefit), Continuing Operations, Adjustment of Deferred Tax (Asset) Liability							280.1
Other Comprehensive Income (Loss), Tax							$ 71.1
Australian Minerals and Resource Rent Tax [Member]
Income Taxes (Textuals) [Abstract]
Income Tax Expense (Benefit), Continuing Operations, Adjustment of Deferred Tax (Asset) Liability		$ 70.1			$ 54.0
Scenario, Forecast [Member]
Income Taxes (Textuals) [Abstract]
Tax adjustments, settlements, and unusual provisions						$ 28.6